Loans, net	12 Months Ended
Dec. 31, 2019
Disclosure of financial assets [abstract]
Loans, net
6.	Loans, net

(a)	This caption is made up as follows:

	2019	2018
	S/(000)	S/(000)
Direct loans
Loans	28,504,689	25,569,152
Credit cards	5,876,983	4,881,404
Leasing	1,533,395	1,682,629
Discounted notes	686,164	494,953
Factoring	374,192	309,558
Advances and overdrafts	87,373	50,219
Refinanced loans	251,180	210,384
Past due and under legal collection loans	943,168	856,909

	38,257,144	34,055,208

Plus (minus)
Accrued interest from performing loans	316,171	318,250
Unearned interest and interest collected in advance	(41,683)	(47,737)
Impairment allowance for loans (d)	(1,394,779)	(1,364,804)

Total direct loans, net	37,136,853	32,960,917

Indirect loans, Note 18(a)	4,101,977	4,071,460

(b)	The classification of the direct loan portfolio is as follows:

	2019 (**)	2018 (**)
	S/(000)	S/(000)
Commercial loans (c.1) (*)	17,479,006	16,032,068
Consumer loans (c.1)	12,821,567	10,891,278
Mortgage loans (c.1)	7,206,445	6,407,479
Small and micro-business loans (c.1)	750,126	724,383

Total	38,257,144	34,055,208

(*)
In 2019, Interbank acquired a commercial loan from Sumitomo Mitsui Banking Corporation for an amount of S/164,950,000 (In 2018, Interbank acquired commercial loans from Bancolombia Panamá S.A., Bancolombia Puerto Rico Internacional Inc. and Itaú Corbanca NY Branch for approximately S/306,168,000, S/90,531,000 and S/198,000,000, respectively).

(**)
For purposes of estimating the impairment loss in accordance with IFRS 9, the Group’s loan portfolio is segmented by homogeneous groups that share similar risk characteristics; the Group determined these 3 types of portfolios: Retail Banking (groups consumer and mortgage loans), Commercial Banking (groups commercial loans) and Small Business Banking (groups loans to small and micro-business).

(c)
The following table shows the credit quality and maximum exposure to credit risk based on the Group’s internal credit rating as of December 31, 2019 and 2018. The amounts presented do not consider impairment.

	2019				2018
Direct loans, (c.1)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	28,314,167	271,610	—	28,585,777	25,062,456	372,197	—	25,434,653
Standard grade	4,675,010	528,372	—	5,203,382	3,853,640	849,073	—	4,702,713
Sub-standard grade	358,527	969,387	—	1,327,914	417,701	845,995	—	1,263,696
Past due but not impaired	1,474,310	770,876	—	2,245,186	1,048,378	791,096	—	1,839,474

Impaired
Individually impaired	—	—	8,444	8,444	—	—	7,349	7,349
Collectively impaired	—	—	886,441	886,441	—	—	807,323	807,323

Total direct loans	34,822,014	2,540,245	894,885	38,257,144	30,382,175	2,858,361	814,672	34,055,208

	2019				2018
Contingent Credits: Guarantees and stand by letters, import and export letters of credit (substantially, all indirect loans correspond to commercial loans)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	3,733,040	62,860	—	3,795,900	3,256,280	223,735	—	3,480,015
Standard grade	108,515	118,463	—	226,978	211,784	110,420	—	322,204
Sub-standard grade	7,597	41,095	—	48,692	33,472	192,699	—	226,171
Past due but not impaired	—	—	—	—	—	—	—	—

Impaired
Individually impaired	—	—	22,607	22,607	—	—	35,738	35,738
Collectively impaired	—	—	7,800	7,800	—	—	7,332	7,332

Total indirect loans	3,849,152	222,418	30,407	4,101,977	3,501,536	526,854	43,070	4,071,460

(c.1) The following tables show the credit quality and maximum exposure to credit risk for each classification of the direct loan portfolio:

	2019				2018
Commercial loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	12,786,786	53,449	—	12,840,235	12,088,746	106,480	—	12,195,226
Standard grade	2,605,473	127,347	—	2,732,820	2,305,607	125,090	—	2,430,697
Sub-standard grade	132,707	401,991	—	534,698	226,849	124,051	—	350,900
Past due but not impaired	1,069,813	102,267	—	1,172,080	714,034	134,730	—	848,764

Impaired
Individually impaired	—	—	8,444	8,444	—	—	7,349	7,349
Collectively impaired	—	—	190,729	190,729	—	—	199,132	199,132

Total direct loans	16,594,779	685,054	199,173	17,479,006	15,335,236	490,351	206,481	16,032,068

	2019				2018
Consumer loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	9,319,421	176,764	—	9,496,185	7,481,529	223,261	—	7,704,790
Standard grade	1,443,966	311,673	—	1,755,639	980,918	643,553	—	1,624,471
Sub-standard grade	196,126	362,228	—	558,354	163,050	534,181	—	697,231
Past due but not impaired	167,295	443,693	—	610,988	97,943	442,380	—	540,323

Impaired
Individually impaired	—	—	—	—	—	—	—	—
Collectively impaired	—	—	400,401	400,401	—	—	324,463	324,463

Total direct loans	11,126,808	1,294,358	400,401	12,821,567	8,723,440	1,843,375	324,463	10,891,278

	2019				2018
Mortgage loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	5,676,737	21,775	—	5,698,512	5,003,914	22,297	—	5,026,211
Standard grade	550,656	65,662	—	616,318	478,576	56,958	—	535,534
Sub-standard grade	25,855	190,605	—	216,460	22,575	170,556	—	193,131
Past due but not impaired	225,687	201,506	—	427,193	224,588	188,839	—	413,427

Impaired
Individually impaired	—	—	—	—	—	—	—	—
Collectively impaired	—	—	247,962	247,962	—	—	239,176	239,176

Total direct loans	6,478,935	479,548	247,962	7,206,445	5,729,653	438,650	239,176	6,407,479

	2019				2018
Small and micro-business loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	531,223	19,622	—	550,845	488,267	20,159	—	508,426
Standard grade	74,915	23,690	—	98,605	88,539	23,472	—	112,011
Sub-standard grade	3,839	14,563	—	18,402	5,227	17,207	—	22,434
Past due but not impaired	11,515	23,410	—	34,925	11,813	25,147	—	36,960

Impaired
Individually impaired	—	—	—	—	—	—	—	—
Collectively impaired	—	—	47,349	47,349	—	—	44,552	44,552

Total direct loans	621,492	81,285	47,349	750,126	593,846	85,985	44,552	724,383

(d)	The balances of the direct and indirect loan portfolio and the movement of the respective allowance for expected credit loss, calculated according to IFRS 9, is as follows:

(d.1)	Direct loans

	2019				2018
Gross carrying amount of direct loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	30,382,175	2,858,361	814,672	34,055,208	25,492,417	2,941,897	740,387	29,174,701
New originated or purchased assets	18,046,202	—	—	18,046,202	16,526,772	—	—	16,526,772
Assets derecognized or repaid (excluding write-offs)	(10,863,470)	(786,157)	(76,716)	(11,726,343)	(9,417,223)	(918,338)	(71,826)	(10,407,387)
Transfers to Stage 1	969,214	(967,118)	(2,096)	—	660,625	(659,573)	(1,052)	—
Transfers to Stage 2	(1,931,859)	1,969,563	(37,704)	—	(2,142,391)	2,178,029	(35,638)	—
Transfers to Stage 3	(504,354)	(470,499)	974,853	—	(402,281)	(508,498)	910,779	—
Write-offs (***)	—	—	(874,068)	(874,068)	—	—	(791,107)	(791,107)
Others (*)	(1,111,112)	(56,737)	101,042	(1,066,807)	(630,465)	(197,590)	50,625	(777,430)
Foreign exchange effect	(164,782)	(7,168)	(5,098)	(177,048)	294,721	22,434	12,504	329,659

End of year balances	34,822,014	2,540,245	894,885	38,257,144	30,382,175	2,858,361	814,672	34,055,208

	2019				2018
Changes in the allowance for expected credit losses for direct loans, see (d.1.1)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at the beginning of year balances	394,801	462,749	507,254	1,364,804	329,161	477,616	453,570	1,260,347

Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	317,473	—	—	317,473	366,155	—	—	366,155
Assets derecognized or repaid (excluding write-offs)	(98,575)	(82,624)	(42,311)	(223,510)	(84,229)	(77,827)	(36,833)	(198,889)
Transfers to Stage 1	126,904	(125,255)	(1,649)	—	86,656	(85,814)	(842)	—
Transfers to Stage 2	(139,232)	156,706	(17,474)	—	(165,351)	181,679	(16,328)	—
Transfers to Stage 3	(63,227)	(135,678)	198,905	—	(62,418)	(155,034)	217,452	—
Impact on the expected credit loss for credits that change stage in the year	(91,914)	148,328	650,594	707,008	(72,574)	147,616	511,285	586,327
Others (**)	16,327	(28,174)	(16,381)	(28,228)	(3,598)	(28,858)	18,086	(14,370)

Total	67,756	(66,697)	771,684	772,743	64,641	(18,238)	692,820	739,223
Write-offs (***)	—	—	(874,068)	(874,068)	—	—	(791,107)	(791,107)
Recovery of written–off loans	—	—	136,468	136,468	—	—	145,586	145,586
Foreign exchange effect	(665)	(1,279)	(3,224)	(5,168)	999	3,371	6,385	10,755

Expected credit loss at the end of year balances	461,892	394,773	538,114	1,394,779	394,801	462,749	507,254	1,364,804

(*)
Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (partial amortizations that did not represent a reduction or cancellation of the loan), and (ii) the execution of contingent loans (conversion of indirect debt into direct debt).

(**)
Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or cancellation of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).

(***)
The Group writes-off financial assets that are still subject to collection activities. In this regard, the Group seeks to recover the amounts legally owed in full, but have been written off because there is no reasonable expectation of recovery.

(d.1.1)	The following tables show the movement of the allowance for expected credit losses for each classification of the direct loan portfolio:

	2019				2018
Changes in the allowance for expected credit losses for commercial loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at beginning of year	68,705	27,397	98,111	194,213	48,699	28,437	75,335	152,471

Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	42,558	—	—	42,558	72,297	—	—	72,297
Assets derecognized or repaid (excluding write-offs)	(35,809)	(9,153)	(9,384)	(54,346)	(28,714)	(10,828)	(10,812)	(50,354)
Transfers to Stage 1	6,996	(6,996)	—	—	3,542	(3,542)	—	—
Transfers to Stage 2	(13,571)	14,721	(1,150)	—	(13,919)	15,308	(1,389)	—
Transfers to Stage 3	(4,506)	(3,583)	8,089	—	(13,744)	(3,873)	17,617	—
Impact on the expected credit loss for credits that change stage in the year	(2,900)	5,779	26,199	29,078	(2,937)	4,748	38,308	40,119
Others (**)	(6,239)	(3,599)	(25,290)	(35,128)	2,703	(3,366)	11,498	10,835

Total	(13,471)	(2,831)	(1,536)	(17,838)	19,228	(1,553)	55,222	72,897
Write-offs (***)	—	—	(29,800)	(29,800)	—	—	(34,355)	(34,355)
Written-off portfolio recoveries	—	—	968	968	—	—	1,163	1,163
Foreign exchange effect	(541)	(167)	(585)	(1,293)	778	513	746	2,037

Expected credit loss at end of year	54,693	24,399	67,158	146,250	68,705	27,397	98,111	194,213

	2019				2018
Changes in the allowance for expected credit losses for consumer loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at beginning of year	303,953	398,353	284,645	986,951	262,829	408,167	275,650	946,646

Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	257,150	—	—	257,150	276,193	—	—	276,193
Assets derecognized or collected (excluding write-offs)	(57,268)	(69,819)	(17,238)	(144,325)	(51,040)	(62,795)	(15,165)	(129,000)
Transfers to Stage 1	111,506	(109,857)	(1,649)	—	73,436	(72,594)	(842)	—
Transfers to Stage 2	(120,042)	124,906	(4,864)	—	(145,196)	149,864	(4,668)	—
Transfers to Stage 3	(54,960)	(121,246)	176,206	—	(47,111)	(138,483)	185,594	—
Impact on the expected credit loss for credits that change stage in the year	(81,409)	135,659	553,748	607,998	(60,980)	136,396	407,614	483,030
Others (**)	26,129	(24,275)	7,613	9,467	(4,295)	(24,826)	3,239	(25,882)

Total	81,106	(64,632)	713,816	730,290	41,007	(12,438)	575,772	604,341
Write-offs (***)	—	—	(785,863)	(785,863)	—	—	(710,980)	(710,980)
Written-off portfolio recoveries	—	—	130,184	130,184	—	—	140,049	140,049
Foreign exchange effect	(70)	(1,024)	(1,868)	(2,962)	117	2,624	4,154	6,895

Expected credit loss at end of year	384,989	332,697	340,914	1,058,600	303,953	398,353	284,645	986,951

	2019				2018
Changes in the allowance for expected credit losses for mortgage loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at beginning of year	8,428	20,142	86,040	114,610	8,368	24,742	71,977	105,087

Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	2,153	—	—	2,153	2,035	—	—	2,035
Assets derecognized or collected (excluding write-offs)	(1,017)	(1,354)	(12,834)	(15,205)	(1,292)	(1,795)	(8,770)	(11,857)
Transfers to Stage 1	6,760	(6,760)	—	—	7,839	(7,839)	—	—
Transfers to Stage 2	(1,174)	12,634	(11,460)	—	(1,117)	11,388	(10,271)	—
Transfers to Stage 3	(312)	(3,472)	3,784	—	(231)	(5,084)	5,315	—
Impact on the expected credit loss for credits that change stage in the year	(6,185)	2,094	32,211	28,120	(7,248)	440	30,230	23,422
Others (**)	787	(420)	(2,212)	(1,845)	20	(1,917)	(1,135)	(3,032)

Total	1,012	2,722	9,489	13,223	6	(4,807)	15,369	10,568
Write-offs (***)	—	—	(5,427)	(5,427)	—	—	(2,689)	(2,689)
Written-off portfolio recoveries	—	—	—	—	—	—	—	—
Foreign exchange effect	(22)	(76)	(626)	(724)	54	207	1,383	1,644

Expected credit loss at end of year	9,418	22,788	89,476	121,682	8,428	20,142	86,040	114,610

	2019				2018
Changes in the allowance for expected credit losses for small and micro-business loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at beginning of year	13,715	16,857	38,458	69,030	9,265	16,270	30,608	56,143

Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	15,612	—	—	15,612	15,630	—	—	15,630
Assets derecognized or repaid (excluding write-offs)	(4,481)	(2,298)	(2,855)	(9,634)	(3,183)	(2,409)	(2,086)	(7,678)
Transfers to Stage 1	1,642	(1,642)	—	—	1,839	(1,839)	—	—
Transfers to Stage 2	(4,445)	4,445	—	—	(5,119)	5,119	—	—
Transfers to Stage 3	(3,449)	(7,377)	10,826	—	(1,332)	(7,594)	8,926	—
Impact on the expected credit loss for credits that change stage in the year	(1,420)	4,796	38,436	41,812	(1,409)	6,032	35,133	39,756
Others (**)	(4,350)	120	3,508	(722)	(2,026)	1,251	4,484	3,709

Total	(891)	(1,956)	49,915	47,068	4,400	560	46,457	51,417
Write-offs (***)	—	—	(52,978)	(52,978)	—	—	(43,083)	(43,083)
Written-off portfolio recoveries	—	—	5,316	5,316	—	—	4,374	4,374
Foreign exchange effect	(32)	(12)	(145)	(189)	50	27	102	179

Expected credit loss at end of year	12,792	14,889	40,566	68,247	13,715	16,857	38,458	69,030

(**)
Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or cancellation of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).

(***)
The Group writes off financial assets that are still subject to collection activities. In this regard, the Group seeks to recover the amounts legally owed in full, but have been written off because there is no reasonable expectation of recovery.

(d.2)	Indirect loans (substantially, all indirect loans correspond to commercial loans)

	2019				2018
Gross carrying amount of contingent credits, guarantees and stand-by letters, import and export letters of credit	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	3,501,536	526,854	43,070	4,071,460	3,763,245	470,231	33,019	4,266,495
New originated or purchased assets	1,640,747	—	—	1,640,747	1,599,629	—	—	1,599,629
Assets derecognized or repaid	(1,190,801)	(131,505)	(6,646)	(1,328,952)	(1,532,320)	(224,143)	(22,846)	(1,779,309)
Transfers to Stage 1	257,397	(257,397)	—	—	27,937	(27,937)	—	—
Transfers to Stage 2	(88,515)	88,515	—	—	(378,387)	382,098	(3,711)	—
Transfers to Stage 3	(1,186)	(37)	1,223	—	(34)	(50,348)	50,382	—
Others (*)	(241,031)	457	(7,212)	(247,786)	(48,421)	(30,765)	(13,993)	(93,179)
Foreign exchange effect	(28,995)	(4,469)	(28)	(33,492)	69,887	7,718	219	77,824

End of year balances	3,849,152	222,418	30,407	4,101,977	3,501,536	526,854	43,070	4,071,460

	2019				2018
Changes in the allowance for expected credit losses for contingent credits, guarantees and stand-by letters, import and export letters of credit	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S(000)	S(000)	S(000)	S(000)	S(000)	S(000)	S(000)	S(000)
Expected credit loss at beginning of year balances	19,829	19,753	22,469	62,051	46,890	77,299	14,989	139,178

Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	6,937	—	—	6,937	12,138	—	—	12,138
Assets derecognized or repaid	(9,803)	(6,597)	(3,400)	(19,800)	(8,925)	(34,620)	(10,245)	(53,790)
Transfers to Stage 1	7,101	(7,101)	—	—	1,177	(1,177)	—	—
Transfers to Stage 2	(2,410)	2,410	—	—	(7,004)	8,753	(1,749)	—
Transfers to Stage 3	(125)	(1)	126	—	(12)	(25,039)	25,051	—
Impact on the expected credit loss for credits that change stage in the year	(2,997)	(1,407)	75	(4,329)	(838)	3,519	(5,690)	(3,009)
Others (**)	(1,996)	(2,091)	(653)	(4,740)	(24,607)	(9,972)	89	(34,490)

Total	(3,293)	(14,787)	(3,852)	(21,932)	(28,071)	(58,536)	7,456	(79,151)
Foreign exchange effect and others (***)	(169)	(246)	(10)	(425)	1,010	990	24	2,024

Expected credit loss at the end of year balances, Note 10(a)	16,367	4,720	18,607	39,694	19,829	19,753	22,469	62,051

(*)
Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (partial amortizations that did not represent a reduction or collection of the loan), and (ii) the execution of contingent loans (conversion of indirect debt into direct debt).

(**)
Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or collection of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).

(***)	Corresponds mainly to the effect of the exchange rate and the variation of the time value of money.

(e)	The movement of the provision for impairment of the loan portfolio (direct and indirect) in accordance with IAS 39 for the year 2017, is as follows:

	2017
	Commercial	Consumer and mortgage	Small and micro-business	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	221,134	912,424	57,200	1,190,758
Provision	47,325	752,629	27,981	827,935
Recovery of written-off loans	187	123,226	4,723	128,136
Written-off portfolio and sales	(19,772)	(811,758)	(26,174)	(857,704)
Translation result and others	(5,759)	(28,104)	(299)	(34,162)

End of year balances (*)	243,115	948,417	63,431	1,254,963

(*)	As of December 31, 2017, the allowance for loan losses includes the allowance for direct and indirect loans amounting to S/1,202,118,000 and S/52,845,000, respectively.

(f)
In Management’s opinion, the allowance for loan losses recorded as of December 31, 2019 and 2018, has been established in accordance with IFRS 9; and it is sufficient to cover incurred losses on the loan portfolio.

(g)	Interest rates on loans are freely determined based on the rates prevailing in the market.

(h)	Interest income from loans classified in Stage 3 is calculated through the effective interest rate adjusted for credit quality at amortized cost.

(i)	The refinanced loans during the 2019 period amounted to approximately S/178,695,000 (S/115,669,000, as of December 31, 2018) which had no significant effect on the consolidated statement of income.

(j)
The table below presents the direct loan portfolio without including accrued interest and interest to be accrued and collected in advance as of December 31, 2019 and 2018, classified by maturity dates:

	2019	2018
	S/(000)	S/(000)
Outstanding
Up to 1 month	3,918,788	3,084,717
From 1 to 3 months	4,791,404	4,092,882
From 3 months to 1 year	8,409,336	7,546,896
From 1 to 5 years	15,189,733	13,950,227
Over 5 years	5,004,715	4,523,577

	37,313,976	33,198,299
Past due and under legal collection loans, see (j.1) -
Up to 4 months	215,791	184,587
Over 4 months	390,697	297,146
Under legal collection	336,680	375,176

	38,257,144	34,055,208

(j.1)	The tables below present past due and under legal collection loans for each classification of the direct loan portfolio:

	2019	2018
	S/(000)	S/(000)
Commercial loans
Up to 4 months	29,858	25,848
Over 4 months	70,527	63,804
Under legal collection	111,772	120,902

	212,157	210,554

	2019	2018
	S/(000)	S/(000)
Consumer loans
Up to 4 months	132,774	106,366
Over 4 months	207,333	144,175
Under legal collection	79,139	89,322

	419,246	339,863

	2019	2018
	S/(000)	S/(000)
Mortgage loans
Up to 4 months	39,409	38,912
Over 4 months	92,899	76,452
Under legal collection	123,463	137,008

	255,771	252,372

	2019	2018
	S/(000)	S/(000)
Small and micro-business loans
Up to 4 months	13,750	13,461
Over 4 months	19,938	12,715
Under legal collection	22,306	27,944

	55,994	54,120

See credit risk analysis in Note 30.1

(k)
Part of the loan portfolio is collateralized with guarantees received from clients, which mainly consist of mortgages, trust assignments, financial instruments as well as industrial commercial pledges.

(l)	The following tables present the maturities of direct and indirect loans of Stages 2 and 3 as of December 31, 2019 and 2018, as follows:

•	Stage 2: Loans with maturity longer or shorter than 30 days, regardless of the criteria that caused their classification into Stage 2.

•	Stage 3: Loans with maturity longer or shorter than 90 days, regardless of the criteria that caused their classification into Stage 3.

	2019						2018
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	2,352,993	282,422	—	—	2,352,993	282,422	3,020,843	390,319	—	—	3,020,843	390,319
90 days	—	—	48,378	2,903	48,378	2,903	—	—	58,377	2,875	58,377	2,875
Maturity longer than:
30 days	409,670	117,071	—	—	409,670	117,071	364,372	92,183	—	—	364,372	92,183
90 days	—	—	876,914	553,818	876,914	553,818	—	—	799,365	526,848	799,365	526,848

Total	2,762,663	399,493	925,292	556,721	3,687,955	956,214	3,385,215	482,502	857,742	529,723	4,242,957	1,012,225

(l.1)	The following tables present the maturities of direct and indirect loans of Stages 2 and 3 as of December 31, 2019 and 2018, for each classification of the loan:

	2019						2018
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
Commercial loans	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	882,447	23,404	—	—	882,447	23,404	1,000,049	42,055	—	—	1,000,049	42,055
90 days	—	—	46,260	1,602	46,260	1,602	—	—	56,733	1,427	56,733	1,427
Maturity longer than:
30 days	25,025	5,715	—	—	25,025	5,715	17,156	5,095	—	—	17,156	5,095
90 days	—	—	183,320	84,163	183,320	84,163	—	—	192,818	119,153	192,818	119,153

Total	907,472	29,119	229,580	85,765	1,137,052	114,884	1,017,205	47,150	249,551	120,580	1,266,756	167,730

	2019						2018
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
Consumer loans	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	1,027,966	230,196	—	—	1,027,966	230,196	1,610,339	320,345	—	—	1,610,339	320,345
90 days	—	—	1,711	992	1,711	992	—	—	1,490	1,405	1,490	1,405
Maturity longer than:
30 days	266,392	102,501	—	—	266,392	102,501	233,036	78,008	—	—	233,036	78,008
90 days	—	—	398,690	339,922	398,690	339,922	—	—	322,973	283,240	322,973	283,240

Total	1,294,358	332,697	400,401	340,914	1,694,759	673,611	1,843,375	398,353	324,463	284,645	2,167,838	682,998

	2019						2018
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
Mortgage loans	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	370,018	16,882	—	—	370,018	16,882	334,684	14,903	—	—	334,684	14,903
90 days	—	—	127	50	127	50	—	—	154	43	154	43
Maturity longer than:
30 days	109,530	5,906	—	—	109,530	5,906	103,966	5,239	—	—	103,966	5,239
90 days	—	—	247,835	89,426	247,835	89,426	—	—	239,022	85,997	239,022	85,997

Total	479,548	22,788	247,962	89,476	727,510	112,264	438,650	20,142	239,176	86,040	677,826	106,182

	2019						2018
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
Small and micro- business loans	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	72,562	11,940	—	—	72,562	11,940	75,771	13,016	—	—	75,771	13,016
90 days	—	—	280	259	280	259	—	—	—	—	—	—
Maturity longer than:
30 days	8,723	2,949	—	—	8,723	2,949	10,214	3,841	—	—	10,214	3,841
90 days	—	—	47,069	40,307	47,069	40,307	—	—	44,552	38,458	44,552	38,458

Total	81,285	14,889	47,349	40,566	128,634	55,455	85,985	16,857	44,552	38,458	130,537	55,315